Fixed Assets Disclosure: Schedule of Fixed Assets (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Office furniture & equipment	$ 32,895	$ 32,895	$ 19,109
Less, accumulated depreciation	(5,525)	5,525	2,031
Total fixed assets, net	$ 23,451	$ 27,370	$ 17,078